SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the condensed balance sheet that sum to the total of the same amounts shown on the statement of cash flows.

	As of
	March 31, 2025	March 31, 2024
Cash and cash equivalents	$24,706	$20,072
Restricted cash	30,259	24,440
Total cash, cash equivalents, and restricted cash, ending balance	$54,965	$44,512